Note 8 - Employees and Employee-related Costs (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of additional information [text block]
	Years Ended December 31,
	2025	2024	2023
Average number of full-time employees	45	45	55
Number of employees at end of period:
Denmark and United States	46	46	49
Total employees, at end of period	46	46	49

Disclosure of employee benefits [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Wages and salaries	$7,356	$6,447	$8,436
Cash bonus	629	604	393
Share-based compensation expenses	307	177	479
Other social security expenses	17	16	18
Other staff expenses	230	97	216
Total	$8,539	$7,341	$9,542
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$5,866	$4,933	$6,410
General and administrative expenses	2,673	2,408	3,132
Total	$8,539	$7,341	$9,542
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$5,099	$3,977	$5,255
General and administrative expenses	1,397	1,289	1,870
Total	$6,496	$5,266	$7,125

Disclosure of information about key management personnel [text block]
	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,518	$1,595	$1,802
Share-based compensation expenses	108	38	205
Total	1,626	1,633	2,007
Remuneration to the Board of Directors:
Wages and salaries	356	384	360
Share-based compensation expenses	61	58	45
Total	417	442	405
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	767	956	1,150
General and administrative expenses	1,277	1,119	1,262
Total	$2,044	$2,075	$2,412